Salaries and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2022
Salaries and Social Contribution
Schedule of salaries and social contribution
	December 31, 2022	December 31, 2021
Salaries payable	28,351	22,348
Social contribution payable (i)	25,205	23,926
Provision for vacation pay and 13th salary	21,454	10,616
Provision for profit sharing (ii)	25,047	5,923
Others	-	16
	100,057	62,829

(i)	Refers to the effect of social contribution over restricted share units' compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
(ii)	The provision for profit sharing is based on qualitative and quantitative metrics determined by Management.